Financial Risk Management - Financial Effect of Collateral and Other Credit Enhancements on Loans and Advances for Borrowers Requiring Caution and Impaired Loans and Advances (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of credit risk exposure [abstract]
Impaired loans and advances	¥ 1,406,094	¥ 1,171,576
Financial effect of collateral and other credit enhancements	¥ 393,462	¥ 394,819